Geographic and Significant Customer Information (Details) - Schedule of sets forth reporting revenue information - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		$ 3,085	$ 4,138	$ 3,868
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		1,130	1,380	2,097
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		30	108	7
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		604	471	276
Thailand [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		30	964	528
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	[1]	$ 1,291	$ 1,215	$ 960

[1]	No country represented is greater than 10% of our revenue as of the years presented, other than the countries presented above.